Trade and Other Payables - Additional Information (Detail) - USD ($) $ in Billions	Jun. 30, 2020	Dec. 31, 2019
Ambev And E Leon Jimenes Sa [member] | Written Put Options [member]
Disclosure of trade and other payables [line items]
Deferred consideration on acquisitions	$ 0.7	$ 7.0